Bonds Payable - Summary of Subordinated Bonds (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Bonds, par value	¥ 0	¥ 38,000
Subordinated bonds one [member]
Disclosure of detailed information about financial instruments [Line Items]
Bonds issue date	Jun. 29, 2012
Bonds maturity date	29 June 2022
Bonds interest rate p.a.	4.70%
Bonds, par value	¥ 0	28,000
Subordinated bonds two [member]
Disclosure of detailed information about financial instruments [Line Items]
Bonds issue date	Nov. 05, 2012
Bonds maturity date	5 November 2022
Bonds interest rate p.a.	4.58%
Bonds, par value	¥ 0	¥ 10,000